Consolidated statement of comprehensive income - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	[1]
Statement of comprehensive income [abstract]
Profit after tax from continuing operations	£ 1,064	£ 1,219	[2]
Profit after tax from discontinued operations	65	37	[2]
Items from continuing operations that will never be reclassified to profit or loss:
Remeasurement losses on pension assets and post-retirement benefit obligations	(263)	(631)
Net (losses)/gains in respect of cash flow hedging of capital expenditure	(2)	14
Tax on items that will never be reclassified to profit or loss	64	159
Total items from continuing operations that will never be reclassified to profit or loss	(201)	(458)
Items from continuing operations that may be reclassified subsequently to profit or loss:
Retranslation of net assets offset by net investment hedge	118	2,360
Exchange differences reclassified to the consolidated income statement on disposal	0	(145)
Net gains in respect of cash flow hedges	201	450
Net gains/(losses) in respect of cost of hedging	40	(64)
Net losses on investments in debt instruments measured at fair value through other comprehensive income	(16)	(47)
Share of other comprehensive income of associates, net of tax	0	1
Tax on items that may be reclassified subsequently to profit or loss	(59)	(86)
Total items from continuing operations that may be reclassified subsequently to profit or loss	284	2,469
Other comprehensive income for the period, net of tax, from continuing operations	83	2,011
Other comprehensive loss for the period, net of tax, from discontinued operations	(9)	(86)
Other comprehensive income for the period, net of tax	74	1,925
Total comprehensive income for the period from continuing operations	1,147	3,230
Total comprehensive income/(loss) for the period from discontinued operations	56	(49)
Total comprehensive income for the period	1,203	3,181
Attributable to:
Equity shareholders of the parent from continuing operations	1,146	3,227
Equity shareholders of the parent from discontinued operations	56	(49)
Equity shareholders of the parent	1,202	3,178
Non-controlling interests	£ 1	£ 3

[1]	Comparative amounts have been re-presented to reflect the classification of the FAA option within the UK Gas Transmission business disposal group.
[2]	Comparative amounts have been re-presented to reflect the classification of the Further Acquisition Agreement (the FAA option) as held for sale and within discontinued operations.